April 14, 2023

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 169 to the Trust’s Registration Statement under the Securities Act and Amendment No. 170 to the Trust’s Registration Statement under the 1940 Act) (collectively, the “Amendment”).

The Amendment, which is being filed pursuant to the Securities Act, Rule 485(a) thereunder, is being filed for the purpose of adding a new portfolio series to the Trust, to be known as “M3Sixty Capital Small Cap Growth Fund”.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of FinTech Law

FinTech Law

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